Fair Value Measurements (Information about Valuation Techniques and Significant Unobservable Inputs Used in Valuation of Level Three Assets Measured at Fair Value on Nonrecurring Basis) (Detail) - Fair Value, Measurements, Nonrecurring
¥ in Millions
	Mar. 31, 2022 JPY (¥)	Mar. 31, 2021 JPY (¥) Times
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Real estate collateral-dependent loans (net of allowance for credit losses)	¥ 6,972	¥ 10,679
Investment in operating leases and property under facility operations	59,847	6,740
Certain equity securities	9,451	10,486
Certain investments in affiliates	2,846	11,413
Assets, Fair Value Disclosure	177,557	40,331
Level 3
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Real estate collateral-dependent loans (net of allowance for credit losses)	6,972	10,679
Investment in operating leases and property under facility operations	59,585	4,934
Certain equity securities	0	3,577
Certain investments in affiliates	2,846	2,614
Assets, Fair Value Disclosure	167,609	22,579
Real Estate Collateral Dependent Loans | Level 3 | Direct capitalization
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Real estate collateral-dependent loans (net of allowance for credit losses)	1,511	1,953
Real Estate Collateral Dependent Loans | Level 3 | Appraisals
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Real estate collateral-dependent loans (net of allowance for credit losses)	¥ 5,461	¥ 8,726
Real Estate Collateral Dependent Loans | Level 3 | Minimum | Direct capitalization | Capitalization rate
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Range Discount Rate	0.05	0.051
Real Estate Collateral Dependent Loans | Level 3 | Maximum | Direct capitalization | Capitalization rate
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Range Discount Rate	0.085	0.07
Real Estate Collateral Dependent Loans | Level 3 | Weighted Average | Direct capitalization | Capitalization rate
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Range Discount Rate	0.061	0.059
Investment in operating leases and property under facility operations | Level 3 | Appraisals
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investment in operating leases and property under facility operations		¥ 4,934
Investment in operating leases, property under facility operations, office facilities and other assets | Level 3 | Discount rate
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Range Discount Rate	0.052
Investment in operating leases, property under facility operations, office facilities and other assets | Level 3 | Appraisals
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investment in operating leases and property under facility operations	¥ 27,257
Investment in operating leases, property under facility operations, office facilities and other assets | Level 3 | Discounted cash flows
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investment in operating leases and property under facility operations	¥ 32,328
Investment in operating leases, property under facility operations, office facilities and other assets | Level 3 | Weighted Average | Discount rate
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Range Discount Rate	0.052
Certain equity securities | Level 3 | Appraisals
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Certain equity securities		3,577
Certain Investment in Affiliates | Level 3 | Appraisals
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Certain investments in affiliates	¥ 2,846	2,614
Certain reporting units including goodwill [Member] | Level 3 | Discounted cash flows
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets, Fair Value Disclosure	¥ 192
Certain reporting units including goodwill [Member] | Level 3 | Discounted cash flows | Discount rate
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Range Discount Rate	0.107
Certain reporting units including goodwill [Member] | Level 3 | Market Multiples
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets, Fair Value Disclosure		¥ 775
Certain reporting units including goodwill [Member] | Level 3 | Market Multiples | EV/Precedent transaction last twelve months EBITDA multiple
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Range Discount Rate | Times		5.5
Certain reporting units including goodwill [Member] | Level 3 | Weighted Average | Discounted cash flows | Discount rate
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Range Discount Rate	0.107
Certain reporting units including goodwill [Member] | Level 3 | Weighted Average | Market Multiples | EV/Precedent transaction last twelve months EBITDA multiple
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Range Discount Rate | Times		5.5
Certain intangible assets acquired in business combinations [Member] | Level 3 | Discounted cash flows
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets, Fair Value Disclosure	¥ 98,014
Certain intangible assets acquired in business combinations [Member] | Level 3 | Discounted cash flows | Discount rate
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Range Discount Rate	0.109
Certain intangible assets acquired in business combinations [Member] | Level 3 | Weighted Average | Discounted cash flows | Discount rate
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Range Discount Rate	0.109